UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-01528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

John Swhear
Unified Fund Services, Inc.
2960 North Meridian Street Ste. 300

Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-236-9160

Date of fiscal year end: 6/30
Date of reporting period: 07/01/07 - 06/30/08

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

The Bruce Fund

				Matter Proposed By:	Vote:		Fund Cast its Vote
		S/H		Management (M)	Yes (Y) or	For, Against,	For Management or
Name	Cusip	Meeting Date	Description of the Matter Voted On	Shareholders (S)	No (N)	or Abstain	Against Management

Alanco Technologies, Inc.	011612603	12/31/07	Vote for elections of nominees	M	Yes	For	For Management

Spacehab, Inc.	846243400	3/27/08	To ratify the appointment of PMB Helin Donovan, LLP as independent registered public accountants for the company	M	Yes	For	For Management
			To approve the Spacehub, Inc. 2008 stock incentive plan	M	Yes	For	For Management

Hercules Offshore, Inc.	427093109	4/1/08	To approve our employee stock purchase plan	M	Yes	For	For management
			To ratify the appointment of Ernst & Young LLP	M	Yes	For	For Management
			Approve the adjournment of the annual meeting	M	Yes	For	For Management

Airboss of America Corp.		4/17/08	Election of directors for all of the nominees listed in the management information circular	M	Yes	For	For Management
			Appointment of KPMG, LLP, chartered accountants as auditors of the company	M	Yes	For	For Management
			Amendment of the corporation’s stock option plan	M	Yes	For	For Management

Kinross Gold Corporation	496902404	4/17/08	Approve the appointment of KPMG, LLP, chartered accountants	M	Yes	For	For Management
			To approve the amendment to the share incentive plan	M	Yes	For	For management
			To approve the amendment to the restricted share plan of the company	M	Yes	For	For management

Airboss of America	4622346	4/17/08	Election of directors for nominees	M	Yes	For	For Management
			Appointment of KPMG, LLP as auditors of the company	M	Yes	For	For Management
			Amendment of the corporation’s stock plan	M	Yes	For	For Management

Omega Protein Corporation	68210P107	4/23/08	Vote for election of Gary L.Allee, William E M. Lands	M	Yes	For	For management
			Ratification the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the company	M	Yes	For	For management

Amerigon Incorporated	03070L300	4/29/08	Directors Recommended: a vote for the election of officers	M	Yes	For	For management

NexMed Inc.	652903105	4/29/08	Approval and adoption of an amendment of the Nextmed Inc. 2006 stock initiative plan	M	Yes	Against	Against Management
			Ratification of the appointment of Amper, Politziner & Mattia PC as independent auditors	M	Yes	For	For Management

Double Eagle Petroleum Co.	258570209	5/2/08	In their discretion, the proxies are, and each of them hereby is, authorized to vote upon an adjournment or postponement of the meeting	M	Yes	For	For management
			In their discretion, the proxies are, and each of them hereby is, authorized to vote upon such other business as may properly come before the meeting.	M	Yes	For	For management

ATP Oil & Gas Corp.	00208J108	5/5/08	To ratify the appointment of Pricewaterhousecoopers LLP as independent auditors	M	Yes	For	For Management

Ibasis Inc.	450732201	5/7/08	Ratification of appointment of Pricewaterhousecoopers LLP as independent auditors	M	Yes	For	For Management

TXCO Resources Inc.	87311M102	5/9/08	Approve amendment to the TXCO Resources Inc 2005 stock incentive plan	M	Yes	For	For Management
			Approve the adoption of the TXCO resources Inc overriding royalty purchase plan	M	Yes	For	For Management
			Election of officers	M	Yes	For	For Management
			Ratify the appointment of Akin, Doherty, Klein & Feuge, P.C. as the company’s independent auditors	M	Yes	For	For Management

Gainsco, Inc	363127200	5/13/08	Vote of election of nominees	M	Yes	For	For Management

America Service Group, Inc.	02364L109	5/14/08	Election of monimees	M	Yes	For	For Management
			Ratification of appointment of Ernst & Young LLP as independent auditors	M	Yes	For	For Management

Solitario Resources Corp	83422R106	5/19/08	Vote for election of nominees	M	Yes	For	For Management
			If deemed appropriate, change Solitario’s name to Solitario Exploration & Royalty Corp.	M	Yes	For	For Management
			Ratify the appointment of Ehrhardt Keefe Steiner & Hottman PC as the independent accountants	M	Yes	For	For Management

Health Grades	422108Q102	5/29/08	Vote for election of nominees	M	Yes	For	For Management

Noble International, LTD>	655053106	6/21/08	Vote for election of nominees	M	Yes	For	For management
			Issuance of common stock to arcelormittal	M	Yes	For	For management
			Ratification of Deloitte & touché LLP as independent auditors	M	Yes	For	For Management
			Adjournment	M	Yes	For	For management

Amerco	023586100	8/2/07	Ratify the appointment of BDO Seidman, LLP as the company’s independent auditors	M	Yes	For	For Management

Vote on stockholder proposal to approve and affirm the actions taken by all Amerco and its subsidiaries’ board of directors, officers and employees in entering into and all resulting contracts with S.A.C. and ratify all S.A.C. transactions amended or entered into by Americo and any of its subsidiaries between 1992 and March 31, 2007

				S	Yes	Abstain	No Recommendation
Noble International, LTD.	655053106	8/15/07	Approve the share purchase agreement with arcelor S.A.	M	Yes	For	For Management
			Approval of Noble International, LTD. 2007 stock option plan	M	Yes	For	For Management
			Ratification of Auditors	M	Yes	For	For Management
			Adjournment	M	Yes	For	For Management
Arena Resources, Inc	040049108	10/15/07	Amendment of stock option plan	M	Yes	For	For Management

Spacehab, Inc.	846243103	11/13/07	Amend the amended and restated articles of incorporation	M	Yes	For	For Management
			Approve a 10-for-1 reverse split of the company’s outstanding common stock	M	Yes	For	For Management

Spacehab, Inc	846243103	11/16/07	Amend the amended and restated articles of incorporation	M	Yes	For	For Management
			Approve the 10-for-1 reverse split of the Company’s outstanding common stock	M	Yes	For	For Management
Cell Therapeutics, Inc.	419431604	12/31/07	Approval of the amended and restated articles of incorporation to increase number of authorized shares	M	Yes	For	For Management

Admiral Bay Resources, Inc.q	007131105	01/16/08	Election of Directors	M	Yes	For	For Management
			Appointment for McGovern, Hurley, Cunningham, LLP as auditors	M	Yes	For	For Management
			Approve the Company’s 2005 stock option plan	M	Yes	Against	Against Management
			Amend the company’s stock option plan	M	Yes	Against	Against Management
			Ratify and approve the articles of the company	M	Yes	For	For Management

Vion Pharmaceuticals, Inc.	927624106	1/23/08	Amendments to restated certificate of incorporation	M	Yes	For	For Management

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bruce Fund

 By:     /s/ R. Jeffery Bruce

         R. Jeffrey Bruce, Secretary

Date:  08/19/2008